AARP (AARP Program-related Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Accounts receivable	$ 2,061	$ 1,954
Assets under management	2,550	2,383
Medical costs payable	9,220	9,362	8,664	8,331
Accounts payable and accrued liabilities	6,488	6,283
Other policy liabilities	3,979	3,137
Future policy benefits	2,361	2,325
AARP Program
Accounts receivable	526	509
Assets under management	2,550	2,383
Medical costs payable	1,150	1,182
Accounts payable and accrued liabilities	48	40
Other policy liabilities	1,286	1,145
Future policy benefits	533	482
Other liabilities	$ 59	$ 43